PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

June 3, 2009

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Prudential Institutional Liquidity Portfolio, Inc.
1933 Act File No.: 33-17224
1940 Act File No.: 811-5336

Dear Sir or Madam:

          Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectuses and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Commission on June 2, 2009.

If you have any questions concerning this filing, please contact the undersigned at (973) 802-6469.

Very truly yours,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary